Business combination - Summary of Estimated Aggregate Fair values of Assets Acquired and Liabilities (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 887
Other assets	1,176
Goodwill	48,500	$ 7,433
Other liabilities	(5,131)
Mezzanine equity	(24,135)
Total consideration	41,797
Customer relationship
Business Acquisition [Line Items]
Intangible assets	¥ 18,000
Useful life of intangible assets	8 years
Technology
Business Acquisition [Line Items]
Intangible assets	¥ 2,500
Useful life of intangible assets	7 years